GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses

18. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the consolidated statements of operations consist of the following:

	2022	2021
Salaries and benefits	$1,892	$1,277
Office and miscellaneous	1,189	647
Professional fees	713	402
Management and consulting fees	499	451
Investor relations	303	227
Directors fees	153	182
Regulatory and compliance fees	146	170
Depreciation	140	140
Travel and promotion	121	70
	$5,156	$3,566